Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
List Of Accounting Policies [Abstract]
Significant Accounting Policies

2	Significant Accounting Policies

2.1	Basis of Preparation
General
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Financial Reporting Board (IASB).
We prepare and publish our consolidated financial statements in Euros and round numbers to thousands or millions of Euros, respectively. Accordingly, numerical figures shown as totals in some tables may not be exact arithmetic aggregations of the figures that preceded them and figures presented in the explanatory notes may not add up to the rounded arithmetic aggregations. Rounding applied may differ from rounding published in different units in the previous years.
Segment Information
Decisions with respect to business operations and resource allocations are made by our Management Board, as the chief operating decision maker (CODM) based on BioNTech as a whole. Accordingly, we operate and make decisions as a single operating segment, which is also our reporting segment.

2.2	Basis of Consolidation
The consolidated financial statements comprise the financial statements of BioNTech SE and its controlled investees (subsidiaries).
The Group controls an investee if, and only if, the Group has

•	power over the investee ( i.e. , existing rights that give it the current ability to direct the relevant activities of the investee);

•	exposure, or rights, to variable returns from its involvement with the investee; and

•	the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control.
Whether an investee is controlled is
re-assessed
if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when control is obtained over the subsidiary and ceases when control over the subsidiary is lost.
The profit / (loss) and each component of other comprehensive income / (loss) for the period are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If control over a subsidiary is lost, the related assets (including goodwill), liabilities, non-controlling
interests and other components of equity are derecognized, while any resultant gain or loss is recognized in the consolidated statements of profit or loss. Any investment retained is recognized at fair value.

2.3	Summary of Significant Accounting Policies

2.3.1	Business Combinations and Goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree.
Goodwill is initially measured at cost as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.
Costs related to executing business combinations are recognized when they are incurred and are classified as general and administrative expenses.
After initial recognition, goodwill is tested at least annually or when there is an indication for impairment. See Note 2.3.14. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

2.3.2	Current versus Non-Current Classifications
Assets and liabilities in the consolidated statements of financial position are presented based on current or non-current
classification.
An asset is current when it is either: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle, (ii) held primarily for the purpose of trading, (iii) expected to be realized within twelve months after the reporting period or (iv) cash or cash equivalents, unless it is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when it is either: (i) expected to be settled in the normal operating cycle, (ii) held primarily for the purpose of trading, (iii) due to be settled within twelve months after the reporting period, or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification. The Group classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities, respectively.

2.3.3	Fair Value Measurement
Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

•	Level 1 contains the use of quoted prices in active markets for identical assets or liabilities.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly.

•	Level 3 inputs are unobservable.
Within this hierarchy, estimated values are made by management based on reasonable assumptions, including other fair value methods.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, we determine whether transfers have occurred between levels in the fair value hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
For the purpose of fair value disclosures, classes of assets and liabilities have been determined on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

2.3.4	Revenue from Contracts with Customers
Revenue
Identification of the Contract
We generate revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. We determined that those collaboration and license agreements qualify as contracts with customers. A contract is an agreement between two or more parties that establishes enforceable rights and obligations.
Identification of Performance Obligations
Our customer contracts often include bundles of licenses, goods and services. If the granting of a license is bundled together with delivering of goods and or the rendering of services, it is assessed whether these agreements are comprised of more than one performance obligation. A performance obligation is only accounted for as the grant of a license if the grant of a license is the sole or the predominant promise of the performance obligation.
Determining Transaction Prices
We apply judgement when determining the consideration that is expected to be received. If the consideration in an agreement includes a variable amount, we estimate the amount of consideration to which we will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenues reversal in the amount of cumulative revenues recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated revenues are updated at each reporting date to reflect the current facts and circumstances.
Allocation of Transaction Prices
If a contract with a customer contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative standalone selling prices. We have established the following hierarchy to determine the standalone selling prices.

•
Where standalone selling prices for offered licenses, goods or services are observable and reasonably consistent across customers, our standalone selling price estimates are derived from our respective pricing history. However due to the limited number of customers and the limited company history this approach can rarely be used.

•	Where sales prices for an offering are not directly observable or highly variable across customers, we follow a cost-plus-margin approach.

•	For offerings that have highly variable pricing and lack substantial direct costs to estimate based on a cost-plus-margin approach, we allocate the transaction price by applying a residual approach.

Judgment is required when estimating standalone selling prices.
Recognition of Revenues
For each separate performance obligation, it is evaluated whether control is transferred either at a point in time or over time. For performance obligations that are satisfied over time, revenues are recognized based on a measure of progress, which depicts the performance in transferring control to the customer. Under the terms of our licensing arrangements, we provide the licensee with a research and development license, which represents a right to access our intellectual property as it exists throughout the license period (as our intellectual property is still subject to further research). Therefore, the promise to grant a license is accounted for as a performance obligation satisfied over time as our customers simultaneously receive and consume the benefits from our performance.
Earnings based on the collaboration partners’ gross profit, which is shared under the respective collaboration agreements, are recognized based on the sales-based or usage-based royalty exemption; i.e. when, or as, the underlying sales occur, which is when the performance obligation has been satisfied. As described further in Note 3 certain judgment is applied when accounting for the collaboration agreements.
Revenue arrangements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations in order to determine the appropriate treatment for the transactions between us and the collaborator and the transactions between us and other third parties. The classification of transactions under such arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. Any consideration related to activities in which we are considered the principal, which includes being in control of the good or service before such good or service is transferred to the customer, are accounted for as gross revenues. Any consideration related to activities in which we are considered the agent, are accounted for as net revenues.
Revenues from the sale of pharmaceutical and medical products (
e.g
.,
COVID-19
vaccine sales and other sales of peptides and retroviral vectors for clinical supply) are recognized when we transfer control of the product to the customer. Control of the product normally transfers when the customer gains physical possession and we have not retained any significant risks of ownership or future obligations with respect to the product. In general, payments from customers are due within 30 days after invoice. However, with respect to our collaboration with Pfizer Inc., or Pfizer, there is a significant time lag between when revenues are recognized and the payments are received. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s fiscal quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt.
For certain contracts, the finished product may temporarily be stored at our location under a bill-and-hold
arrangement. Revenues from
bill-and-hold
arrangements are recognized at the point in time when the customer obtains control of the product and all of the following criteria have been met: (i) the arrangement is substantive; (ii) the product is identified separately as belonging to the customer; (iii) the product is ready for physical transfer to the customer; and (iv) we do not have the ability to use the product or direct it to another customer. In determining when the customer obtains control of the product, we consider certain indicators, including whether title and significant risks and rewards of ownership have transferred to the customer and whether customer acceptance has been received.
Contract Balances
Contract Assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If we transfer goods or services to a customer before the customer pays the respective consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
Trade Receivables
A receivable represents our right to an amount of consideration that is unconditional (
i.e
., only the passage of time is required before payment of the consideration is due).

Contract Liabilities
A contract liability is the obligation to transfer goods or services to a customer for which we have received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before we transfer goods or services to the customer, a contract liability is recognized when the payment is made or when the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when we fulfill our performance obligations under the contract.
Refund Liabilities
A refund liability is a consideration which has been received but which will need to be refunded to the customer in the future as it represents an amount to which we are ultimately not entitled under the contract. A refund liability is measured at the amount of consideration received (or receivable) to which we do not expect to be entitled (i.e., amounts not included in the transaction price). We update our estimates of refund liabilities (and the corresponding change in the transaction price) at the end of each reporting period.

2.3.5	Government Grants
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, for which the grant is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as deferred income within the consolidated statements of financial position. Other income is subsequently recognized in our consolidated statements of profit or loss over the useful life of the underlying asset subject to funding.

2.3.6	Taxes
Current Income Tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed by tax authorities, excluding interest expenses and penalties on the underpayment of taxes. In the event that amounts included in the tax return are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred Tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Unrecognized deferred tax assets are
re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Recognition of Taxes
Current and deferred tax items are recognized similarly to the underlying transaction either in profit or loss, other comprehensive income or directly in equity.
Current tax assets and current tax liabilities are offset if, and only if, we have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously. Deferred tax assets and deferred tax liabilities are only offset when we have a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either (i) the same taxable entity or (ii) different taxable entities, which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Sales Tax
Expenses and assets are recognized net of sales tax, except when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority.
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.
Future tax legislation
Based on the Organisation for Economic
Co-operation
and Development (OECD) Base Erosion and Profit Shifting (BEPS) project to tackle tax avoidance the OECD/G20 Inclusive Framework (an association of about 140 countries) decided to introduce a global minimum taxation for large multinational groups
(so-called
Pillar 2). The Global Anti-Base Erosion Rules shall ensure large multinational groups pay a minimum level of tax on the income arising in each jurisdiction where they operate. In December 2021, the OECD published so-called
OECD Model Rules, which serve as a draft bill for implementation into national domestic law, followed by guidelines and commentaries published in March 2022. In December 2022, the EU adopted a corresponding EU directive (EU 2022/2523), which obliges EU member states to transpose the rules into national domestic law.
The date of application of the national domestic law in Germany is scheduled for the fiscal year 2024. Subsequent, when the OECD Model Rules has entered into force in Germany, the Group will be obliged to file top-up
tax information returns for all entities which are part of the group, beginning with the fiscal year 2024. If in any jurisdiction the effective tax rate is below the minimum rate (15%) the Group may be subject to the so-called
top-up
tax or a
so-called
qualified domestic minimum
top-up
tax. To date, no jurisdiction in which the Group operates has transposed the OECD Model Rules into national domestic law and entered into force. The Group closely follows the progress of the legislative process in each country in which the Group operates.

2.3.7	Foreign Currencies
Our consolidated financial statements are presented in Euros, which is also our functional currency. For each entity, the Group determines the functional currency, and items included in the consolidated financial statements of such entities are measured using that functional currency. We use the direct method of consolidation and, on disposal of a foreign operation, the gain or loss that is reclassified to the consolidated statements of profit or loss reflects the amount that arises from using this method.
Transactions and Balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary
asset or
non-monetary
liability relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.
Foreign Currency Translation
Foreign currency translation effects from the translation of operating activities include foreign exchange differences arising on operating items such as trade receivables and trade payables and are either shown as other operating income or expenses on a cumulative basis. Foreign currency translation effects presented within finance income and expenses include foreign exchange differences arising on financing items such as loans and borrowings as well as foreign exchange differences arising on cash and cash equivalents and are either shown as finance income or expenses on a cumulative basis.
Foreign Currency Translation on Consolidation
Upon consolidation, the assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date and the transactions recorded in their consolidated statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions.
The exchange differences arising on translation for consolidation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising upon the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

2.3.8	Cash Dividend
We recognize a liability to pay a dividend when the distribution is authorized. As per the corporate laws of Germany, a distribution is authorized when it is approved by the general shareholder meeting. A corresponding amount is recognized directly in equity.

2.3.9	Property, Plant and Equipment
Construction in progress is stated at cost. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment if the recognition criteria are met. All other repair and maintenance costs are expensed as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	5 - 18
Operating and business equipment
h
as a useful life of 1-10 years and is reported under equipment, tools and installations due to immateriality.
An item of property, plant and equipment initially recognized is derecognized upon disposal (
i.e
., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year-end
and adjusted prospectively, if appropriate.

2.3.10	Leases
At the inception of a contract, we assess whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:

•
the contract involves the use of an identified asset—this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	we have the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and

•
we have the right to direct the use of the asset. We possess this right when we hold the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Group has the right to direct the use of the asset if either:

•	we have the right to operate the asset; or

•	we designed the asset in a way that predetermines how and for what purpose it will be used.
At inception or on reassessment of a contract that contains a lease component, the consideration in the contract is allocated to each lease component on the basis of their relative standalone prices. However, for leases of land and buildings in which it is a lessee, we have elected not to separate non-lease
components, and instead account for the lease and
non-lease
components as a single lease component.
We recognize a
right-of-use
asset and a lease liability at the lease commencement date.
The
right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received by the Group.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use
asset and the end of the lease term. The estimated useful lives of right-of-use
assets are determined on the same basis as those of property, plant and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the incremental borrowing rate is used as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that is reasonably certain to be exercised, lease payments in an optional renewal period if it is reasonably certain that the extension option is exercised, and penalties for early termination of a lease unless it is reasonably certain that the contract is not terminate early.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if we change our assessment of whether we will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in the consolidated statements of profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
Right-of-use
assets are presented separately and lease liabilities are presented in “Financial Liabilities” in the consolidated statements of financial position.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4
Short-Term Leases and Leases of
Low-Value
Assets
We have elected not to recognize
right-of-use
assets and lease liabilities for short-term leases of machinery that have a lease term of 12 months or less or leases of low-value
assets. We recognize the lease payments associated with these leases as an expense in the consolidated statements of profit or loss on a straight-line basis over the lease term.

2.3.11	Intangible Assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized generally on a straight-line basis over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at the end of each reporting period at the least. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of profit or loss in the expense category that is consistent with the function of the intangible assets.

A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least annually, or when there is an indication for impairment, either individually or at the level of a cash-generating unit (see Note 2.3.14 for further details). The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
We have classified advanced payments on intangible assets as intangible assets, which are not yet ready for use. Advanced payments on intangible assets are tested for impairment on an annual basis.
An intangible asset is derecognized upon disposal (
i.e
., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss.
Research and Development Costs
Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, all of the following six criteria can be demonstrated:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;

•	the intention to complete the project;

•	the ability and intention to use or sell the asset;

•	how the asset will generate future economic benefits;

•	the availability of resources to complete the asset; and

•	the ability to reliably measure the expenditure during development.
Due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, management has determined that these criteria are not met in the biotech sector until regulatory approval has been obtained. The related expenditure is reflected in the consolidated statements of profit or loss in the period in which the expenditure is incurred.
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in cost of sales. During the period of development, the asset is tested for impairment annually.

2.3.12	Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
i) Financial Assets
Initial Recognition and Measurement
Financial assets mainly include trade receivables, cash and cash equivalents, cash deposits with an original term of six months recognized as other financial assets as well as equity investments. Financial assets are initially measured at fair value and – depending on their classification – subsequently measured at amortized cost, fair value through other comprehensive income (OCI) or fair value through profit or loss.

Subsequent Measurement
The measurement of financial assets depends on their classification, as described below.
Financial Assets measured at Amortized Cost
Financial assets at amortized cost include trade receivables. With respect to trade receivables, we applied the practical expedient which means that they are measured at the transaction price determined under IFRS 15. Refer to the accounting policies in Note 2.3.4. Other financial assets are measured at amortized costs since they are held to collect contractual cash flows, which are solely payments of principal and interest. Gains and losses are recognized in our consolidated statements of profit or loss when the financial asset is derecognized, modified or impaired.
Financial Assets designated at Fair Value through OCI (Equity Instruments)
Upon initial recognition, we can irrevocably elect to classify equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 and are not held for trading. The classification is determined on an instrument-by-instrument
basis. Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the consolidated statements of profit or loss when the right of payment has been established. Equity instruments designated at fair value through OCI are not subject to impairment assessment. We elected to irrevocably classify our non-listed
and listed equity investments under this category. They are recognized using trade date accounting.
Financial Assets at Fair Value through Profit or Loss
D
erivatives not designated as hedging instruments are measured at fair value through profit or loss. A financial asset exists if the derivative has a positive fair valu
e.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the consolidated statements of financial position) when the rights to receive cash flows from the asset have expired or have been transferred in terms of fulfilling the derecognition criteria.
Impairment of Financial Assets
An allowance for expected credit losses (ECLs) is considered for all non-derivative
financial debt investments including cash, time deposits and debt securities of the Group. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all of the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. We have established an
ECL-model
that is based on the probability of default (PD), considers the respective country default probabilities and takes the maturities into account. For the PD of companies, we use the maturities of the trade receivables and the scoring of the companies.
ii) Financial Liabilities
Financial liabilities are generally measured at amortized cost using the effective-interest method. Derivatives with negative fair values not designated as hedging instruments and liabilities for contingent consideration in business combinations are measured at fair value.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
Financial liabilities measured at amortized cost, include loans and borrowings, trade payables and other financial liabilities. They are measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in the consolidated statements of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of profit or loss.

Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.
iii) Expenses and Income from Exchange Forward Contracts
Effects from foreign exchange forward contracts, which are measured at fair value through profit or loss, are either shown as other operating income or expenses on a cumulative basis and might switch between those two positions during the year-to-date
reporting periods.

2.3.13	Inventories
Inventories are valued at the lower of cost and net realizable value.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	raw materials and supplies: purchase cost on a first-in / first-out basis; or

•
unfinished goods and finished goods: cost of direct materials and labor, including both internal manufacturing and third-party contract manufacturing organizations, or CMOs, and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.

Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and the estimated costs necessary to make the sale. Write-offs are recorded if inventories are expected to be unsaleable, do not fulfill the specification defined by our quality standards or if its shelf-life has expired. For inventories subject to the collaboration partners’ gross profit share mechanism, we consider the contractual compensation payments in the estimate of the net realizable value.

2.3.14	Impairment of Non-Financial Assets
At each reporting date, we assess whether there is an indication that a non-financial
asset may be impaired. Goodwill is tested for impairment at least annually as of October 1. Impairment is determined for goodwill by assessing the recoverable amount of each cash-generating unit (or group of CGUs) to which the goodwill relates. If any indication exists, or when annual impairment testing is performed, we estimate the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. In case the asset is not generating independent cash inflows the impairment test is performed for the smallest group of assets that generate largely independent cash inflows from other assets (CGU). When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or the non-current
assets of the CGU are considered impaired and written down to their recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions and our market capitalization are taken into account.
If a value in use is determined it is based on detailed budgets and forecast calculations, which are prepared separately for each of our cash-generating units to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of at least five years. A long-term growth rate is calculated and applied to project future cash flows after the last year of the detailed planning period.
Impairment losses are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the asset’s or cash-generating unit’s recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

2.3.15	Cash and Cash Equivalents
Cash and cash equivalents comprise cash at banks and on hand and short-term investments we consider to be highly liquid (including deposits and money market funds) with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Deposits with an original maturity of more than three months are recognized as other financial assets.

2.3.16	Provisions
Provisions are recognized when there is a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When we expect some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
A provision is also recognized for certain contracts with suppliers for which the unavoidable costs of meeting the obligations exceed the economic benefits expected to be received. The economic benefits considered in the assessment comprise the future benefits we are directly entitled to under the contract as well as the anticipated future benefits that are the economic consequence of the contract if these benefits can be reliably determined.
The expense relating to a provision is presented in the consolidated statements of profit or loss net of any reimbursement.

2.3.17	Share-Based Payments
Employees (and others providing similar services) receive remuneration in the form of share-based payments, which are settled in equity instruments (equity-settled transactions) or in cash (cash-settled transactions).
In accordance with IFRS 2, share-based payments are generally divided into cash-settled and equity-settled. Both types of payment transactions are measured initially at their fair value as of the grant date. The fair value is determined using an appropriate valuation model, further details of which are given in Note 16. Rights granted under cash-settled transactions are remeasured at fair value at the end of each reporting period until the settlement date. The cost of share-based payment awards is recognized over the relevant service period, applying either the straight-line method or the graded vesting method, where applicable.
These costs are recognized in cost of sales, research and development expenses, sales and marketing expenses or general and administrative expenses, together with a corresponding increase in equity (other reserves) or other liabilities, over the period in which the service is provided (the vesting period). The cumulative expense recognized for cash- and equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired, and also reflects the best estimate of the number of equity instruments that will ultimately vest.
If we have a choice of settling either in cash or by providing equity instruments, the rights granted are accounted for as an equity-settled transaction, unless there is a present obligation to settle in cash.
If, due to local tax regulations, an amount is withheld for the employee’s tax obligations and paid directly to the tax authorities in cash on the employee’s behalf, the entire share-based payment program remains an equity-settled plan based on the IFRS 2 classification. Accordingly the amount withheld for the employee’s tax obligations expected to be paid directly to the tax authorities is reclassified from Other reserves to Other non-financial
liabilities.

2.3.18	Treasury Shares
We apply the par value method to our repurchases of outstanding American Depositary Shares, or ADSs. Accordingly, the nominal value of acquired treasury shares is deducted from equity shown in a separate category, Treasury Shares. Any premium paid in excess of the nominal value of a repurchased ADS is deducted from capital reserves. On the trade date, we recognize a liability and on the settlement date, we settle in cash. We recognize the foreign exchange differences that may occur between trade and settlement date as profit or loss.

2.4	Standards Applied for the First Time
In 2022, the following potentially relevant new and amended standards and interpretations became effective, but did not have an impact on our consolidated financial statements:

Standards / Interpretations	Date of application
Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022

2.5	Standard Issued but Not Yet Effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not adopted any standards early and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 Accounting policy changes: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024
We do not expect a significant impact of the application of any of these standards and amendments.